Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Parenthetical) (Detail) - Other credit instruments [member] - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
ACL recorded in other liabilities	$ 78	$ 11
Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
ACL recorded in other liabilities	$ 502	$ 449